Licensing Agreement / Deposit (Details) - USD ($)	Jun. 11, 2014	Jul. 28, 2015	Apr. 30, 2015	Jan. 31, 2015
Licensing Agreement / Deposit (Textual)
Deposit			$ 1,125,000	$ 1,125,000
License and subscription agreement [Member]
Licensing Agreement / Deposit (Textual)
Deposit		$ 1,125,000
Licensing agreement, Useful life	48 months
License amount	$ 1,125,000